SCHEDULE OF INTEREST EXPENSE (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Interest Expense Schedule Of Interest Expense 1	$ 1,733,864
Interest Expense Schedule Of Interest Expense 2	876,492
Interest Expense Schedule Of Interest Expense 3	648,190
Interest Expense Schedule Of Interest Expense 4	0
Interest Expense Schedule Of Interest Expense 5	2,382,054
Interest Expense Schedule Of Interest Expense 6	$ 876,492